CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement
Profit (loss)	€ 13,961	€ 5,840	€ (8,628)
Adjustments to reconcile profit (loss) to net cash provided by operating activities
Depreciation and amortization	7,205	7,063	7,304
Net Impairments (reversals) of tangible, intangible and right-of-use assets	1,140	167	3,183
Write-off of tangible and intangible assets	599	387	329
Share of (profit) loss of equity-accounted investments	(1,841)	1,091	1,733
Net gain on disposal of assets	(524)	(102)	(9)
Dividend income	(351)	(230)	(150)
Interest income	(159)	(75)	(126)
Interest expense	1,033	794	877
Income taxes	8,088	4,845	2,650
Other changes	(2,773)	(194)	92
Cash flow from changes in working capital:	(1,279)	(3,146)	(18)
- inventories	(2,528)	(2,033)	1,054
- trade receivables	(1,036)	(7,888)	1,316
- trade payables	2,284	7,744	(1,614)
- provisions	2,028	(406)	(1,056)
- other assets and liabilities	(2,027)	(563)	282
Net change in the provisions for employee benefits	39	54
Dividends received	1,545	857	509
Interest received	116	28	53
Interest paid	(851)	(792)	(928)
Income taxes paid, net of tax receivables received	(8,488)	(3,726)	(2,049)
Net cash provided by operating activities	17,460	12,861	4,822
Cash flow from investing activities	(10,793)	(7,815)	(5,959)
- tangible assets	(7,700)	(4,950)	(4,407)
- prepaid right-of-use assets	(3)	(2)
- intangible assets	(356)	(284)	(237)
- consolidated subsidiaries and businesses net of cash and cash equivalents acquired	(1,636)	(1,901)	(109)
- investments	(1,675)	(837)	(283)
- securities and financing receivables held for operating purposes	(350)	(227)	(166)
- change in payables in relation to investing activities	927	386	(757)
Cash flow from disposals	2,989	536	216
- tangible assets	149	207	12
- intangible assets	17	1
- consolidated subsidiaries and businesses net of cash and cash equivalents disposed of	(60)	76
- tax on disposals		(35)
- investments	1,096	155	16
- securities and financing receivables held for operating purposes	483	141	136
- change in receivables in relation to disposals	1,304	(9)	52
Net change in securities and financing receivables held for non-operating purposes	786	(4,743)	1,156
Net cash used in investing activities	(7,018)	(12,022)	(4,587)
Increase in long-term financial debt	130	3,556	5,278
Repayments of long-term financial debt	(4,074)	(2,890)	(3,100)
Payments of lease liabilities	(994)	(939)	(869)
Increase (decrease) in short-term financial debt	1,375	(910)	937
Dividends paid to Eni's shareholders	(3,009)	(2,358)	(1,965)
Dividends paid to non-controlling interest	(60)	(5)	(3)
Capital contribution by non-controlling interests	92
Sale (purchase) of additional interests in consolidated subsidiaries	536	(17)
Purchase of treasury shares	(2,400)	(400)
Issue of perpetual subordinated bonds		1,985	2,975
Coupon payment on perpetual subordinated bonds	(138)	(61)
Net cash used in financing activities	(8,542)	(2,039)	3,253
Effect of exchange rate changes and other changes on cash and cash equivalents	16	52	(69)
Net increase (decrease) in cash and cash equivalents	1,916	(1,148)	3,419
Cash and cash equivalents - beginning of the year	8,265	9,413	5,994
Cash and cash equivalents - end of the year	10,181	8,265	9,413
Related parties
Adjustments to reconcile profit (loss) to net cash provided by operating activities
Net cash provided by operating activities	223	(4,331)	(4,640)
Net cash used in investing activities	(32)	(976)	(1,372)
Net cash used in financing activities	(88)	(13)	164
Effect of exchange rate changes and other changes on cash and cash equivalents	8	2
Net increase (decrease) in cash and cash equivalents	€ 111	€ (5,318)	€ (5,848)